Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.3%
SG Holdings Co. Ltd.	556,700	$15,079,481
Yamato Holdings Co. Ltd.	1,191,700	24,157,787

		39,237,268

Airlines — 0.2%
ANA Holdings Inc.	444,200	14,875,535
Japan Airlines Co. Ltd.	444,900	13,985,206

		28,860,741

Auto Components — 2.3%
Aisin Seiki Co. Ltd.	633,800	21,043,970
Bridgestone Corp.	2,208,600	82,566,957
Denso Corp.	1,674,900	64,820,905
Koito Manufacturing Co. Ltd.	402,700	18,693,143
NGK Spark Plug Co. Ltd.	628,000	11,053,263
Stanley Electric Co. Ltd.	509,000	11,654,377
Sumitomo Electric Industries Ltd.	2,915,500	35,216,931
Sumitomo Rubber Industries Ltd.	629,900	6,985,030
Toyoda Gosei Co. Ltd.	250,000	4,372,553
Toyota Industries Corp.	565,700	29,125,148
Yokohama Rubber Co. Ltd. (The)	471,000	7,869,160

		293,401,437

Automobiles — 7.5%
Honda Motor Co. Ltd.	6,318,300	154,269,521
Isuzu Motors Ltd.	2,131,300	23,555,699
Mazda Motor Corp.	2,181,900	21,331,677
Mitsubishi Motors Corp.	2,585,400	12,191,801
Nissan Motor Co. Ltd.	8,944,500	60,516,967
Subaru Corp.	2,380,300	55,290,045
Suzuki Motor Corp.	1,424,600	67,677,521
Toyota Motor Corp.	8,834,400	519,445,633
Yamaha Motor Co. Ltd.	1,087,000	18,651,448

		932,930,312

Banks — 5.8%
Aozora Bank Ltd.	471,000	11,448,022
Bank of Kyoto Ltd. (The)	206,400	8,079,208
Chiba Bank Ltd. (The)	2,167,200	10,399,366
Concordia Financial Group Ltd.	4,168,400	15,971,028
Fukuoka Financial Group Inc.	666,100	11,417,104
Japan Post Bank Co. Ltd.	1,563,200	16,009,932
Mebuki Financial Group Inc.	3,407,080	8,566,731
Mitsubishi UFJ Financial Group Inc.	47,568,080	219,538,244
Mizuho Financial Group Inc.	93,446,480	132,283,896
Resona Holdings Inc.	8,080,200	34,225,964
Seven Bank Ltd.	2,166,000	5,545,918
Shinsei Bank Ltd.(a)	628,500	8,931,849
Shizuoka Bank Ltd. (The)	1,778,500	14,087,129
Sumitomo Mitsui Financial Group Inc.	5,140,500	179,106,714
Sumitomo Mitsui Trust Holdings Inc.	1,284,832	47,156,855

		722,767,960

Beverages — 1.3%
Asahi Group Holdings Ltd.	1,402,400	61,701,725
Coca-Cola Bottlers Japan Holdings Inc.	478,800	10,883,522
Kirin Holdings Co. Ltd.	3,181,700	69,011,315
Suntory Beverage & Food Ltd.	537,300	22,343,168

		163,939,730

Biotechnology — 0.1%
PeptiDream Inc.(b)	362,000	18,037,486

Security	Shares	Value

Building Products — 1.4%
AGC Inc./Japan	704,900	$22,690,541
Daikin Industries Ltd.	964,000	117,464,610
LIXIL Group Corp.	1,054,200	13,515,509
TOTO Ltd.	556,800	20,743,781

		174,414,441

Capital Markets — 0.9%
Daiwa Securities Group Inc.	5,905,300	25,802,204
Japan Exchange Group Inc.	1,969,000	30,539,222
Nomura Holdings Inc.	12,818,000	40,410,789
SBI Holdings Inc./Japan	902,010	20,860,669

		117,612,884

Chemicals — 3.8%
Air Water Inc.	575,200	8,571,712
Asahi Kasei Corp.	4,878,800	50,282,083
Daicel Corp.	1,013,100	8,631,061
Hitachi Chemical Co. Ltd.	391,400	10,475,785
JSR Corp.	773,200	11,002,478
Kaneka Corp.	190,200	6,569,192
Kansai Paint Co. Ltd.	686,600	13,007,932
Kuraray Co. Ltd.	1,239,900	14,229,016
Mitsubishi Chemical Holdings Corp.	4,946,000	32,402,393
Mitsubishi Gas Chemical Co. Inc.	644,300	8,040,769
Mitsui Chemicals Inc.	705,500	15,510,279
Nippon Paint Holdings Co. Ltd.	564,900	22,372,277
Nissan Chemical Corp.	481,500	20,444,071
Nitto Denko Corp.	604,300	26,437,255
Shin-Etsu Chemical Co. Ltd.	1,405,500	117,113,134
Showa Denko KK	535,700	14,737,609
Sumitomo Chemical Co. Ltd.	5,754,000	24,907,944
Taiyo Nippon Sanso Corp.	481,600	9,030,970
Teijin Ltd.	690,400	11,274,043
Toray Industries Inc.	5,312,900	36,548,054
Tosoh Corp.	1,003,700	12,738,647

		474,326,704

Commercial Services & Supplies — 1.0%
Dai Nippon Printing Co. Ltd.	956,600	20,748,727
Park24 Co. Ltd.	471,000	8,849,551
Secom Co. Ltd.	812,600	69,520,989
Sohgo Security Services Co. Ltd.	275,400	13,316,601
Toppan Printing Co. Ltd.	928,900	13,568,827

		126,004,695

Construction & Engineering — 0.8%
JGC Corp.	849,600	11,346,258
Kajima Corp.	1,715,500	23,526,406
Obayashi Corp.	2,483,200	22,825,085
Shimizu Corp.	2,282,600	18,605,581
Taisei Corp.	781,500	28,539,236

		104,842,566

Construction Materials — 0.1%
Taiheiyo Cement Corp.	471,000	13,925,029

Consumer Finance — 0.2%
Acom Co. Ltd.	1,537,300	5,153,831
AEON Financial Service Co. Ltd.	435,270	6,963,518
Credit Saison Co. Ltd.	629,200	6,780,235

		18,897,584

Containers & Packaging — 0.1%
Toyo Seikan Group Holdings Ltd.	550,400	10,422,495

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.1%
Benesse Holdings Inc.	276,600	$6,440,201

Diversified Financial Services — 0.7%
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,539,300	7,684,095
ORIX Corp.	5,121,500	72,406,194
Tokyo Century Corp.	162,400	6,581,257

		86,671,546

Diversified Telecommunication Services — 0.9%
Nippon Telegraph & Telephone Corp.	2,480,700	111,177,400

Electric Utilities — 1.1%
Chubu Electric Power Co. Inc.	2,491,300	33,993,654
Chugoku Electric Power Co. Inc. (The)	1,082,900	13,554,327
Kansai Electric Power Co. Inc. (The)	2,720,000	31,703,062
Kyushu Electric Power Co. Inc.	1,464,800	14,449,006
Tohoku Electric Power Co. Inc.	1,651,000	16,848,335
Tokyo Electric Power Co. Holdings Inc.(b)	5,896,800	30,305,452

		140,853,836

Electrical Equipment — 1.7%
Fuji Electric Co. Ltd.	491,200	16,422,344
Mitsubishi Electric Corp.	7,055,300	88,406,499
Nidec Corp.(a)	863,000	108,019,065

		212,847,908

Electronic Equipment, Instruments & Components — 5.6%
Alps Alpine Co. Ltd.	805,000	13,345,614
Hamamatsu Photonics KK	544,000	19,540,410
Hirose Electric Co. Ltd.	125,958	13,805,205
Hitachi High-Technologies Corp.	265,300	11,301,059
Hitachi Ltd.	3,737,900	126,897,531
Keyence Corp.	353,552	200,294,575
Kyocera Corp.	1,241,000	75,711,573
Murata Manufacturing Co. Ltd.	2,222,600	96,314,372
Nippon Electric Glass Co. Ltd.	318,100	7,658,424
Omron Corp.	743,800	35,348,911
Shimadzu Corp.	860,400	21,562,500
TDK Corp.	501,800	34,200,506
Yaskawa Electric Corp.	927,900	26,920,424
Yokogawa Electric Corp.	881,700	17,158,942

		700,060,046

Entertainment — 1.8%
Konami Holdings Corp.	361,800	17,061,165
Nexon Co. Ltd.(b)	1,900,000	28,296,569
Nintendo Co. Ltd.	437,600	155,976,238
Toho Co. Ltd./Tokyo	437,800	18,790,219

		220,124,191

Equity Real Estate Investment Trusts (REITs) — 1.4%
Daiwa House REIT Investment Corp.	7,178	16,964,078
Japan Prime Realty Investment Corp.	3,032	12,957,384
Japan Real Estate Investment Corp.	5,098	30,285,149
Japan Retail Fund Investment Corp.	10,130	20,395,284
Nippon Building Fund Inc.	5,245	35,844,255
Nippon Prologis REIT Inc.	6,774	14,730,292
Nomura Real Estate Master Fund Inc.	15,023	23,300,697
United Urban Investment Corp.	11,219	18,495,980

		172,973,119

Food & Staples Retailing — 1.6%
Aeon Co. Ltd.	2,529,400	43,738,876
FamilyMart UNY Holdings Co. Ltd.	980,900	23,633,750
Lawson Inc.	194,800	9,096,348

Security	Shares	Value

Food & Staples Retailing (continued)
Seven & i Holdings Co. Ltd.	2,912,480	$98,338,952
Sundrug Co. Ltd.	276,100	6,921,890
Tsuruha Holdings Inc.	142,500	11,431,499
Welcia Holdings Co. Ltd.	183,000	6,421,644

		199,582,959

Food Products — 1.5%
Ajinomoto Co. Inc.	1,713,900	29,155,637
Calbee Inc.	315,000	8,935,759
Kikkoman Corp.	560,900	23,272,894
MEIJI Holdings Co. Ltd.	442,256	30,997,634
NH Foods Ltd.	333,000	13,464,149
Nisshin Seifun Group Inc.	765,175	17,787,720
Nissin Foods Holdings Co. Ltd.	243,700	14,769,017
Toyo Suisan Kaisha Ltd.	343,700	13,421,948
Yakult Honsha Co. Ltd.	462,900	26,347,889
Yamazaki Baking Co. Ltd.	471,000	7,075,303

		185,227,950

Gas Utilities — 0.6%
Osaka Gas Co. Ltd.	1,447,600	25,692,150
Toho Gas Co. Ltd.(a)	287,300	11,192,991
Tokyo Gas Co. Ltd.	1,485,300	36,901,651

		73,786,792

Health Care Equipment & Supplies — 2.3%
Asahi Intecc Co. Ltd.	374,500	19,177,711
Hoya Corp.	1,476,000	102,745,642
Olympus Corp.	4,483,600	53,064,020
Sysmex Corp.	642,100	44,525,636
Terumo Corp.	2,496,400	71,000,536

		290,513,545

Health Care Providers & Services — 0.4%
Alfresa Holdings Corp.	725,800	18,282,873
Medipal Holdings Corp.	708,100	15,332,656
Suzuken Co. Ltd./Aichi Japan	279,040	17,193,439

		50,808,968

Health Care Technology — 0.2%
M3 Inc.	1,626,600	30,741,729

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Holdings Co. Japan Ltd.(a)	255,800	11,638,517
Oriental Land Co. Ltd./Japan	773,300	94,370,021

		106,008,538

Household Durables — 3.3%
Casio Computer Co. Ltd.	748,000	8,342,878
Iida Group Holdings Co. Ltd.	568,080	9,009,751
Nikon Corp.	1,242,900	17,010,817
Panasonic Corp.	8,533,015	67,965,474
Rinnai Corp.	129,100	8,465,964
Sekisui Chemical Co. Ltd.	1,401,500	20,614,280
Sekisui House Ltd.	2,401,600	38,520,713
Sharp Corp./Japan(a)	803,500	7,311,610
Sony Corp.	4,915,400	237,994,546

		415,236,033

Household Products — 0.6%
Lion Corp.	865,400	16,769,989
Pigeon Corp.	446,400	17,000,820
Unicharm Corp.	1,570,400	47,137,312

		80,908,121

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	565,000	$12,390,191

Industrial Conglomerates — 0.7%
Keihan Holdings Co. Ltd.(a)	373,400	16,112,171
Toshiba Corp.	2,151,000	68,348,607

		84,460,778

Insurance — 3.2%
Dai-ichi Life Holdings Inc.	4,168,500	60,430,293
Japan Post Holdings Co. Ltd.	6,087,400	67,391,709
MS&AD Insurance Group Holdings Inc.	1,834,540	58,225,419
Sompo Holdings Inc.	1,300,350	49,247,425
Sony Financial Holdings Inc.	588,000	13,040,792
T&D Holdings Inc.	2,181,900	22,818,765
Tokio Marine Holdings Inc.	2,504,900	124,604,788

		395,759,191

Interactive Media & Services — 0.4%
Kakaku.com Inc.	527,900	10,706,293
LINE Corp.(a)(b)	233,800	6,826,120
Yahoo Japan Corp.	10,945,500	31,553,687

		49,086,100

Internet & Direct Marketing Retail — 0.5%
Mercari Inc.(b)	287,600	8,476,353
Rakuten Inc.(a)	3,300,300	34,500,027
ZOZO Inc.(a)	780,600	13,429,987

		56,406,367

IT Services — 1.3%
Fujitsu Ltd.	760,000	51,483,307
GMO Payment Gateway Inc.	158,548	10,659,916
Itochu Techno-Solutions Corp.	373,500	9,274,290
Nomura Research Institute Ltd.	436,504	21,347,789
NTT Data Corp.	2,439,200	29,205,250
Obic Co. Ltd.	249,000	30,111,628
Otsuka Corp.	403,200	15,652,664

		167,734,844

Leisure Products — 1.0%
Bandai Namco Holdings Inc.	772,398	37,988,536
Sankyo Co. Ltd.	173,600	6,635,413
Sega Sammy Holdings Inc.	639,800	7,589,799
Shimano Inc.	286,300	43,877,799
Yamaha Corp.	554,500	24,948,031

		121,039,578

Machinery — 5.1%
Amada Holdings Co. Ltd.	1,313,900	13,553,470
Daifuku Co. Ltd.(a)	395,100	19,905,107
FANUC Corp.	748,900	127,431,982
Hino Motors Ltd.	1,108,300	8,788,821
Hitachi Construction Machinery Co. Ltd.	414,700	9,667,103
Hoshizaki Corp.	211,200	15,989,537
IHI Corp.	567,000	12,653,382
JTEKT Corp.	771,000	8,180,447
Kawasaki Heavy Industries Ltd.	550,500	12,335,864
Komatsu Ltd.	3,571,200	79,482,430
Kubota Corp.	4,051,600	61,963,452
Kurita Water Industries Ltd.	383,500	9,215,303
Makita Corp.	864,700	30,343,145
MINEBEA MITSUMI Inc.	1,416,400	20,820,395
MISUMI Group Inc.	1,099,000	25,922,533
Mitsubishi Heavy Industries Ltd.	1,239,100	54,357,203
Nabtesco Corp.	434,800	10,992,641

Security	Shares	Value

Machinery (continued)
NGK Insulators Ltd.	1,011,500	$13,731,992
NSK Ltd.	1,382,200	11,113,614
SMC Corp./Japan(a)	222,900	73,434,336
Sumitomo Heavy Industries Ltd.	426,800	13,542,031
THK Co. Ltd.	471,000	9,660,760

		643,085,548

Marine — 0.1%
Mitsui OSK Lines Ltd.	442,600	9,441,046
Nippon Yusen KK	591,100	8,944,760

		18,385,806

Media — 0.5%
CyberAgent Inc.	394,100	15,172,351
Dentsu Inc.	837,700	27,389,685
Hakuhodo DY Holdings Inc.	901,700	14,184,698

		56,746,734

Metals & Mining — 1.1%
Hitachi Metals Ltd.	791,500	7,887,663
JFE Holdings Inc.	1,923,950	26,721,774
Kobe Steel Ltd.	1,225,800	7,598,097
Maruichi Steel Tube Ltd.	213,400	5,591,738
Mitsubishi Materials Corp.	431,400	11,256,332
Nippon Steel Corp.	3,126,970	52,027,366
Sumitomo Metal Mining Co. Ltd.	898,800	23,692,062

		134,775,032

Multiline Retail — 0.6%
Isetan Mitsukoshi Holdings Ltd.	1,248,460	10,325,739
J Front Retailing Co. Ltd.	888,200	9,284,891
Marui Group Co. Ltd.	734,600	15,317,839
Pan Pacific International Holdings Corp.	427,500	26,459,129
Ryohin Keikaku Co. Ltd.	90,900	16,467,907

		77,855,505

Oil, Gas & Consumable Fuels — 0.9%
Idemitsu Kosan Co. Ltd.	757,929	21,465,638
Inpex Corp.	3,955,000	32,011,550
JXTG Holdings Inc.	12,345,795	58,957,354

		112,434,542

Paper & Forest Products — 0.1%
Oji Holdings Corp.	3,328,500	17,290,113

Personal Products — 2.4%
Kao Corp.	1,891,300	147,715,625
Kobayashi Pharmaceutical Co. Ltd.	188,800	14,050,233
Kose Corp.	128,300	20,289,302
Pola Orbis Holdings Inc.	355,400	9,836,307
Shiseido Co. Ltd.	1,546,900	111,599,058

		303,490,525

Pharmaceuticals — 5.8%
Astellas Pharma Inc.	7,271,550	97,947,427
Chugai Pharmaceutical Co. Ltd.	864,100	57,619,931
Daiichi Sankyo Co. Ltd.	2,193,469	106,163,293
Eisai Co. Ltd.	975,600	57,354,408
Hisamitsu Pharmaceutical Co. Inc.	203,400	8,167,847
Kyowa Hakko Kirin Co. Ltd.	956,700	18,063,412
Mitsubishi Tanabe Pharma Corp.	866,300	10,236,822
Ono Pharmaceutical Co. Ltd.	1,468,200	25,963,104
Otsuka Holdings Co. Ltd.	1,508,800	50,666,220
Santen Pharmaceutical Co. Ltd.	1,415,000	20,369,744
Shionogi & Co. Ltd.	1,040,100	56,902,547

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Sumitomo Dainippon Pharma Co. Ltd.	615,000	$12,625,696
Taisho Pharmaceutical Holdings Co. Ltd.	139,000	11,381,165
Takeda Pharmaceutical Co. Ltd.	5,748,500	194,255,091

		727,716,707

Professional Services — 1.3%
Persol Holdings Co. Ltd.	687,900	14,648,167
Recruit Holdings Co. Ltd.	4,593,100	146,708,458

		161,356,625

Real Estate Management & Development — 2.8%
Aeon Mall Co. Ltd.	394,200	5,790,919
Daito Trust Construction Co. Ltd.	277,100	36,074,681
Daiwa House Industry Co. Ltd.	2,189,900	65,570,941
Hulic Co. Ltd.	1,020,600	8,102,760
Mitsubishi Estate Co. Ltd.	4,572,700	84,104,830
Mitsui Fudosan Co. Ltd.	3,454,000	83,713,571
Nomura Real Estate Holdings Inc.	473,600	9,744,622
Sumitomo Realty & Development Co. Ltd.	1,289,100	47,574,706
Tokyu Fudosan Holdings Corp.	2,360,600	13,175,442

		353,852,472

Road & Rail — 4.4%
Central Japan Railway Co.	556,600	116,087,562
East Japan Railway Co.	1,179,700	112,021,248
Hankyu Hanshin Holdings Inc.	883,800	31,827,382
Keikyu Corp.(a)	850,700	14,408,817
Keio Corp.	396,100	26,412,747
Keisei Electric Railway Co. Ltd.	489,100	18,289,164
Kintetsu Group Holdings Co. Ltd.	664,400	31,820,216
Kyushu Railway Co.	629,200	18,776,035
Nagoya Railroad Co. Ltd.	705,200	19,472,158
Nippon Express Co. Ltd.	314,000	16,744,739
Odakyu Electric Railway Co. Ltd.	1,141,000	28,163,758
Seibu Holdings Inc.	786,300	13,165,953
Tobu Railway Co. Ltd.	738,000	21,478,978
Tokyu Corp.	1,930,900	34,252,023
West Japan Railway Co.	628,000	49,164,172

		552,084,952

Semiconductors & Semiconductor Equipment — 1.3%
Advantest Corp.	774,000	18,185,347
Disco Corp.	103,000	14,391,066
Renesas Electronics Corp.(b)	2,893,800	13,193,009
Rohm Co. Ltd.	373,200	23,167,101
SUMCO Corp.	933,000	10,337,546
Tokyo Electron Ltd.	606,352	82,596,786

		161,870,855

Software — 0.3%
Oracle Corp. Japan(b)	148,400	10,373,991
Trend Micro Inc./Japan	489,000	21,956,021

		32,330,012

Specialty Retail — 1.8%
ABC-Mart Inc.	127,000	7,930,555
Fast Retailing Co. Ltd.	227,200	131,350,164
Hikari Tsushin Inc.	81,300	16,488,381
Nitori Holdings Co. Ltd.	309,700	36,867,350
Shimamura Co. Ltd.	84,100	6,429,012
USS Co. Ltd.	845,900	16,072,684
Yamada Denki Co. Ltd.(a)	2,424,100	11,341,863

		226,480,009

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 2.3%
Brother Industries Ltd.	860,200	$14,759,867
Canon Inc.	3,867,850	109,186,832
FUJIFILM Holdings Corp.	1,392,200	66,664,037
Konica Minolta Inc.	1,746,600	15,410,940
NEC Corp.	978,300	36,266,705
Ricoh Co. Ltd.	2,590,600	25,148,445
Seiko Epson Corp.	1,085,900	16,002,210

		283,439,036

Tobacco — 0.9%
Japan Tobacco Inc.	4,640,800	106,536,440

Trading Companies & Distributors — 3.8%
ITOCHU Corp.	5,210,100	95,924,383
Marubeni Corp.	6,043,500	38,039,400
Mitsubishi Corp.	5,219,600	136,192,741
Mitsui & Co. Ltd.	6,423,900	99,250,216
MonotaRO Co. Ltd.(a)	473,000	10,111,287
Sumitomo Corp.	4,593,800	66,363,116
Toyota Tsusho Corp.	822,400	23,746,019

		469,627,162

Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.(a)	196,900	7,471,591
Kamigumi Co. Ltd.	415,000	9,800,230

		17,271,821

Wireless Telecommunication Services — 5.4%
KDDI Corp.	6,853,300	176,011,302
NTT DOCOMO Inc.	5,149,200	118,349,791
Softbank Corp.	6,470,100	84,023,403
SoftBank Group Corp.	3,193,700	301,500,576

		679,885,072

Total Common Stocks — 98.7% (Cost: $14,278,222,982)		12,346,976,231

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(c)(d)(e)	63,448,374	63,473,754
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	5,768,579	5,768,579

		69,242,333

Total Short-Term Investments — 0.6% (Cost: $69,231,230)		69,242,333

Total Investments in Securities — 99.3% (Cost: $14,347,454,212)		12,416,218,564
Other Assets, Less Liabilities — 0.7%		89,219,861

Net Assets — 100.0%		$12,505,438,425

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Japan ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	71,651,613	(8,203,239)	63,448,374	$63,473,754	$1,718,462	(a)	$31,263	$(6,732)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,517,877	(749,298)	5,768,579	5,768,579	168,491		—	—

				$69,242,333	$1,886,953		$31,263	$(6,732)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	1,127	06/13/19	$156,322	$(8,344,883)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$12,346,976,231	$—	$—	$12,346,976,231
Money Market Funds	69,242,333	—	—	69,242,333

	$12,416,218,564	$—	$—	$12,416,218,564

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(8,344,883)	$—	$—	$(8,344,883)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.